Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,774,553	20,655,000	4,481,227	20,655,000	8,961,092	18,677,398
Diluted net loss per share	$ (0.12)	$ (0.03)	$ (0.23)	$ (0.24)	$ (0.10)	$ (0.34)
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	5,666,667	6,666,667	6,161,172	6,666,667	6,482,052	6,666,667
Diluted net loss per share	$ (0.12)	$ (0.03)	$ (0.23)	$ (0.24)	$ (0.10)	$ (0.34)